THE STELLAR FUND
STAR RELATIVE VALUE FUND
STAR MARKET CAPITALIZATION FUND
STAR GROWTH EQUITY FUND
STAR CAPITAL APPRECIATION FUND
STAR INTERNATIONAL EQUITY FUND
THE STELLAR INSURED TAX-FREE BOND FUND
STAR U.S. GOVERNMENT INCOME FUND
STAR STRATEGIC INCOME FUND
(PORTFOLIOS OF THE STAR FUNDS)
Supplement to Prospectuses dated March 31, 1998

    Please delete the last two sentences of the section entitled "Additional Distribution Payments" and replace them with the following:

    "In addition, dealers will receive an amount equal to 3.2% of the net asset value of the B Shares of the Trust purchased by their clients or customers. These payments will not be made from assets of the Fund."

                                                                   June 30, 1998



    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

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    G00950-13 (6/98)